Other Commitments and Contingencies and Derivatives - Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss), Total	$ (188)	$ (232)	$ 508
Derivative Loan Commitments [Member] | Mortgage Banking Gains, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss), Derivative loan commitments	(275)	(248)	536
Forward Loan Sale Commitments [Member] | Mortgage Banking Gains, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss), Forward loan sale commitments	$ 87	$ 16	$ (28)